Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The consolidated financial statements include the accounts of the Company, Realty Capital Securities, RCS Advisory, ANST and SK Research. All significant intercompany balances and transactions have been eliminated in consolidation. The consolidated financial statements were prepared in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and Article 8 of Regulation S-X. The information furnished includes all adjustments and accruals of a normal recurring nature, which, in the opinion of management, are necessary for a fair presentation of results.

Basis of Presentation

The consolidated financial statements include the accounts of the Company, Realty Capital Securities, RCS Advisory and ANST. All significant intercompany balances and transactions have been eliminated in consolidation. The consolidated financial statements were prepared in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and Article 8 of Regulation S-X. The information furnished includes all adjustments and accruals of a normal recurring nature, which, in the opinion of management, are necessary for a fair presentation of results. The statements of income for the years ended December 31, 2012 and 2011 represent the results of operations of Realty Capital Securities, the only Operating Subsidiary in operation during the period. The statement of financial condition as of December 31, 2012 was derived from the Realty Capital Securities audited financial statements at that date (since it was the only Operating Subsidiary that was operational at that date).

Reclassifications

Reclassifications

Certain reclassifications have been made to the prior period statement of cash flows to conform to the current year presentation.
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Accordingly, actual results could differ from those estimates, and these differences could be material.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Accordingly, actual results could differ from those estimates, and these differences could be material.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents include all highly liquid instruments purchased with original maturities of 90 days or less. Cash and cash equivalents as of March 31, 2014 also includes $55.0 million that the Company paid into escrow related to the purchase of Cetera. The escrow was released on April 29, 2014 in connection with the completion of the acquisition of Cetera. The Company had $100.8 million and $45.2 million in cash balances as of March 31, 2014 and December 31, 2013, respectively, that were in excess of the FDIC insured limits.

Cash and cash equivalents

Cash and cash equivalents include all highly liquid instruments purchased with original maturities of 90 days or less.
Available-for-sale Securities

Available-for-sale Securities

Available-for-sale securities represent investments by RCS Advisory in an equity mutual fund managed by a related party, which consist of shares of AR Capital Real Estate Income Fund. RCS Advisory treats these securities as available-for-sale securities with unrealized gains (losses) recorded in accumulated other comprehensive income (loss) and realized gains (losses) recorded in earnings. See Notes 4 and 5.

Available-for-sale Securities

Available-for-sale securities represent investments by RCS Advisory in an equity mutual fund managed by a related party, which consist of shares of AR Capital Real Estate Income Fund. RCS Advisory treats these securities as available-for-sale securities with unrealized gains (losses) recorded in accumulated other comprehensive income (loss) and realized gains (losses) recorded in earnings. See Notes 4 and 5.

Investment Securities

Investment Securities

Investment securities represent investments by Realty Capital Securities in an equity mutual fund managed by a related party, which consist of shares of AR Capital Real Estate Income Fund. Realty Capital Securities records both realized and unrealized gains (losses) in earnings on this investment, due to the fact that it is a broker-dealer. See Note 5.

Investment Securities

Investment securities represent investments by Realty Capital Securities in an equity mutual fund managed by a related party, which consist of shares of AR Capital Real Estate Income Fund. Realty Capital Securities records both realized and unrealized gains (losses) in earnings on this investment, due to the fact that it is a broker-dealer. See Note 5.

Receivables

Receivables

Receivables represent selling commission receivables and dealer manager receivables due from related party and non-related party entities in connection with the distribution of programs sponsored by an affiliate, AR Capital, LLC, and other sponsors. See "Selling Commissions and Dealer Manager Fees".

Receivables

Receivables represent selling commission receivables and dealer manager receivables due from related party and non-related party entities in connection with the distribution of programs sponsored by an affiliate, AR Capital, LLC, and other sponsors. See "Selling Commissions and Dealer Manager Fees".

Reimburseable Expenses and Investment Banking Fees

Reimbursable Expenses and Investment Banking Fees

Reimbursable expenses and investment banking fees represent fees receivable for services provided to related parties and non-related party entities related to investment banking, capital markets and related advisory services performed. See "Investment Banking Advisory Services" and "Reimbursable Expenses".

Reimbursable Expenses and Investment Banking Fees

Reimbursable expenses and investment banking fees represent fees receivable for services provided to related parties and non-related party entities related to investment banking, capital markets and related advisory services performed. See "Investment Banking Advisory Services" and "Reimbursable Expenses".

Prepaid expenses and other assets, policy

Prepaid expenses and other assets

Prepaid expenses and other assets include prepaid assets and intellectual property.
Deferred charges, policy

Deferred offering costs and financing fees

The Company incurs expenses in connection with registering and issuing debt and equity securities to finance its pending acquisitions. For debt issuances, direct costs are deferred until the debt is issued at which point they will be amortized over the contractual terms of the debt using the effective interest rate method. For equity issuances, direct costs are deferred until the equity is issued at which point they will be shown as a reduction of our pending securities offering proceeds in additional paid-in capital.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue generally when it is earned and realized or realizable, when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price is fixed or determinable, and collectability is reasonably assured.

Selling Commissions and Dealer Manager Fees

Realty Capital Securities receives selling commissions and dealer manager fees from related party and non-related party sponsors for its wholesale distribution efforts. The commission and dealer manager fee rates are established jointly in a single contract negotiated with each individual issuer. Realty Capital Securities generally receives commissions of up to 7.0% of gross offering proceeds for funds raised through the participating independent broker-dealer channel, all of which are redistributed as third-party commissions, in accordance, with industry practices. Commission percentages are generally established in the issuers' offering documents leaving Realty Capital Securities no discretion as to the payment of third-party commissions. Commission revenues and related expenses are recorded on a trade date basis as securities transactions occur.

Realty Capital Securities, serving as a dealer manager, receives fees and compensation in connection with the wholesale distribution of non-traded securities. Realty Capital Securities contracts directly with independent broker-dealers and registered investment advisers to solicit share subscriptions. The non-traded securities are offered on a "best efforts" basis and Realty Capital Securities is not obligated to underwrite or purchase any shares for its own account. Realty Capital Securities generally receives up to 3.0% of the gross proceeds from the sale of common stock as a dealer manager fee and also receives fees from the sale of common stock through registered investment advisers. Realty Capital Securities has sole discretion as to reallowance of dealer manager fees to participating broker-dealers, based on such factors as the volume of shares sold and marketing support incurred by respective participating broker-dealers as compared to those of other participating broker-dealers. Dealer manager fees and reallowance are recorded on a trade date basis as securities transactions occur.

The Company analyzes contractual arrangements to determine whether to report revenue on a gross basis or a net basis. The analysis considers multiple indicators regarding the services provided to their customers and the services received from suppliers. The goal of the analysis is to determine which entity is the primary obligor in the arrangement. After weighing many indicators, including Realty Capital Securities' position as the exclusive distributor or dealer manager primarily responsible for the distribution of its customers' shares, its discretion in supplier selection, that our suppliers bear no credit risk and that the commission and dealer manager fee rates are established jointly in a single contract, the Company concluded that the gross basis of accounting for its commission and fee revenues is appropriate.

During the year ended December 31, 2013, the Company modified its approach with respect to revenues derived from the sale of securities purchased through fee-based advisors by reducing to zero the fees charged on sales through the registered investment adviser channel (the "RIA channel"). The offerings affected were generally related party offerings. This selling commission change became effective on July 1, 2013, and the 7.0% selling commission we received from each sale through the RIA channel was reduced to 0%. Prior to the change, the full amount of the dealer manager fee (generally 3%) and the 7.0% selling commission was charged against the amount invested through the RIA channel, and the Company retained the amount of the 7.0% selling commission charged against the investor's purchase price. After the change, the Company no longer receives any selling commissions on sales through the RIA channel, but continue to retain the dealer manager fee (generally 3.0%) of the amount invested in connection with sales through the RIA channel. This modified business practice did not constitute a change in accounting policy.

Investment Banking Advisory Services

The Company, through its investment banking and capital markets division, receives fees and compensation for providing investment banking, capital markets and related advisory services. Such fees are charged based on agreements entered into with related party and non-related party public and private issuers of securities and their sponsors and advisors, on a negotiated basis. Fees and expenses that are unpaid are recorded in investment banking fees receivable and reimbursable expenses in the statement of financial condition. Income from investment banking agreements that are not deferred is recognized when the transactions are complete or the services have been performed. Income from certain investment banking agreements is recorded in deferred revenue in the statement of financial condition and is recognized over the remaining life of the offering, which normally ranges from 3 to 26 months.

Transfer Agency Revenue

ANST receives fees for providing transfer agency and related services. Such fees are charged based on agreements entered into with related party issuers of securities on a negotiated basis. Certain fees are billed and recorded monthly based on account activity, such as new account establishment fees and call fees. Other fees, such as account maintenance fees, are billed and recorded monthly.

Services Revenue

The Company receives fees for providing transaction management, marketing support, due diligence advice, events, training and education, conference management and strategic advice. Such fees are charged at hourly billing rates for the services provided, based on agreements entered into with related party issuers of securities on a negotiated basis. Such fees are billed and recorded monthly based on services rendered.

Reimbursable Expenses

The Company includes all reimbursable expenses in gross revenue because the Company as the primary obligor has discretion in selecting a supplier, and bears the credit risk of paying the supplier prior to receiving reimbursement from the customer.

Revenue Recognition

The Company recognizes revenue generally when it is earned and realized or realizable, when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price is fixed or determinable, and collectability is reasonably assured.

Selling Commissions and Dealer Manager Fees

Realty Capital Securities receives selling commissions and dealer manager fees in connection with the distribution of programs sponsored by AR Capital, LLC and other non-related party sponsors. The selling commission and dealer manager fee rates are established jointly in a single contract entered into with each individual issuer. As the dealer manager for, or distributor of offerings, Realty Capital Securities generally receives selling commissions of up to 7.0% of gross offering proceeds for funds raised through the participating independent broker-dealer channel, which commissions are then redistributed to those third-party selling group participants who are FINRA member firms. Realty Capital Securities generally receives dealer manager fees of 3.0% of gross offering proceeds for funds raised, a portion of which may be redistributed to those third-party selling group participants who are FINRA member firms. Realty Capital Securities has discretion as to the reallowance of dealer manager fees to participating broker-dealers, based on such factors as the volume of shares sold and marketing support costs incurred by respective selling group members. Selling commission and dealer manager fee revenues and related expenses are recorded on a trade date basis as securities transactions occur.

The Company analyzes its contractual arrangements to determine whether to report revenue on a gross basis or a net basis. The analysis considers multiple indicators regarding the services provided to their customers and the services received from suppliers. The goal of the analysis is to determine which entity is the primary obligor in the arrangement. After weighing many indicators, including Realty Capital Securities' position as the exclusive distributor or dealer manager primarily responsible for the distribution of its customers' shares, its discretion in supplier selection, that Realty Capital Securities' suppliers bear no credit risk and that the commission and dealer manager fee rates are established jointly in a single contract, Realty Capital Securities concluded that the gross basis of accounting for its commission and fee revenues is appropriate.

Realty Capital Securities, serving as a dealer manager, receives fees and compensation in connection with the wholesale distribution of securities. Realty Capital Securities works with independent broker-dealers to solicit share subscriptions from their clients. The securities are offered on a "best efforts" or "reasonable best efforts" basis and Realty Capital Securities is not obligated to underwrite or purchase any shares for its own account.

Investment Banking Advisory Services

The Company, through its investment banking and capital markets division, receives fees and compensation for providing investment banking, capital markets and related advisory services. Such fees are charged based on agreements entered into with related party and non-related party public and private issuers of securities and their sponsors and advisors, on a negotiated basis. Fees and expenses that are unpaid are recorded in investment banking fees receivable and reimbursable expenses in the statement of financial condition. Income from investment banking agreements that are not deferred is recognized when the transactions are complete or the services have been performed. Income from certain investment banking agreements is recorded in deferred revenue in the statement of financial condition and is recognized over the remaining life of the offering, which normally ranges from 3 to 26 months.

Transfer Agency Revenue

ANST receives fees for providing transfer agency and related services. Such fees are charged based on agreements entered into with related party issuers of securities on a negotiated basis. Certain fees are billed and recorded monthly based on account activity, such as new account establishment fees and call fees. Other fees, such as account maintenance fees, are billed and recorded monthly.

Services Revenue

The Company receives fees for providing transaction management, marketing support, due diligence advice, events, training and education, conference management and strategic advice. Such fees are charged at hourly billing rates for the services provided, based on agreements entered into with related party issuers of securities on a negotiated basis. Such fees are billed and recorded monthly based on services rendered.

Reimbursable Expenses

The Company includes all reimbursable expenses in gross revenue because the Company as the primary obligor has discretion in selecting a supplier, and bears the credit risk of paying the supplier prior to receiving reimbursement from the customer.

Share-based compensation, option and incentive plans policy

Share-based compensation

During the three months ended March 31, 2014, the Company granted restricted stock awards to certain employees under the RCS Capital Corporation Equity Plan which provides for the grant of stock options, restricted shares of Class A common stock, restricted stock units, dividend equivalent rights and other equity-based awards which are subject to forfeiture until vested. The Company recognizes the expense in internal commissions, payroll and benefits expense in the consolidated statement of income on a straight line basis for these awards over the vesting period that ranges from 3 to 4 years based on grant date fair value of the awards.

During the three months ended March 31, 2014, the Company also granted restricted stock awards to certain employees of related parties under the RCS Capital Corporation Equity Plan for services performed on behalf of the Company during prior periods. The Company recognizes the entire charge for these awards immediately in retained earnings as a dividend with an offset to additional paid-in capital. These awards are for services already performed and are subject to vesting of 4 years.

A related party granted restricted stock awards with vesting provisions related to continued employment of the grantees at the Company to certain employees of the Company for services performed by Company employees on behalf of such related party. The Company recognizes compensation expense on for these awards over the vesting period that ranges from 3 to 5 years and remeasures the fair value of the awards at each reporting date, at which time the amortization of the award is adjusted. The offset to internal commissions, payroll and benefits expense is reflected as a capital contribution in additional paid-in capital.

Marketing and Advertising

Marketing and Advertising

The Company expenses the cost of marketing and advertising as incurred.

Marketing and Advertising

The Company expenses the cost of marketing and advertising as incurred.
Income Taxes

Income Taxes

The Company files standalone federal and state income tax returns. Realty Capital Securities, ANST and RCS Advisory are treated as disregarded entities up to the date of reorganization (June 10, 2013) and as partnerships for federal and state income tax purposes thereafter. All income and expense earned by Realty Capital Securities, ANST and RCS Advisory flowed through to their owner through the date of reorganization and to their partners. This includes the Company, who was a 9.4% owner of these partnerships, from the date of reorganization to the date of the Restructuring Transactions. After the date of the Restructuring Transactions, the Company is an owner of all but a de minimis amount of these partnerships. Income tax expense from operations and investments of Realty Capital Securities, ANST and RCS Advisory is not incurred by Realty Capital Securities, ANST and RCS Advisory but is reported by their owner through the date of reorganization and by their partners thereafter.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and their respective tax basis and operating loss and tax credit carry-forwards which relate to the Company's investment in the Operating Subsidiaries. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Current tax liabilities or assets are recognized for the estimated taxes payable or refundable on tax returns for the current year.

A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. This determination is based upon a review of all available evidence, both positive and negative, including the Company's earnings history, the timing, character and amount of future earnings potential, the reversal of taxable temporary differences and the tax planning strategies available.

The Company has adopted the authoritative guidance within ASC 740 relating to accounting for uncertainty in income taxes. The guidance prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken by the Company. See Note 6.

Income Taxes

The Company files standalone federal and state income tax returns. Realty Capital Securities, ANST and RCS Advisory are treated as disregarded entities up to the date of reorganization (June 10, 2013) and as partnerships for federal and state income tax purposes thereafter. All income and expense earned by Realty Capital Securities, ANST and RCS Advisory flows through to their owner through the date of reorganization and to their partners (which includes the Company who is a 9.4% owner of these partnerships) thereafter. Income tax expense from operations and investments of Realty Capital Securities, ANST and RCS Advisory is not incurred by Realty Capital Securities, ANST and RCS Advisory but is reported by their owner through the date of reorganization and by their partners thereafter.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and their respective tax basis and operating loss and tax credit carry-forwards which relate to the Company's investment in the Operating Subsidiaries. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Current tax liabilities or assets are recognized for the estimated taxes payable or refundable on tax returns for the current year.

A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. This determination is based upon a review of all available evidence, both positive and negative, including the Company's earnings history, the timing, character and amount of future earnings potential, the reversal of taxable temporary differences and the tax planning strategies available.

The Company has adopted the authoritative guidance within ASC 740 relating to accounting for uncertainty in income taxes. The guidance prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken by the Company. See Note 6.

Reportable Segments

Reportable Segments

The Company's internal reporting is organized into five segments through its four Operating Subsidiaries, as follows:

•	Realty Capital Securities, under two business lines:
º	Wholesale Broker-Dealer; and
º	Investment Banking and Capital Markets
•	RCS Advisory providing transaction management services
•	ANST providing transfer agency services
•	SK Research providing focused intelligence and due diligence on non-traditional investment products

Reportable Segments

The Company's internal reporting is organized into four segments through its three Operating Subsidiaries, as follows:

•	Realty Capital Securities, under two business lines:
º	Wholesale Broker-Dealer; and
º	Investment Banking and Capital Markets
•	RCS Advisory providing transaction management services
•	ANST providing transfer agency services

Recently Issued Accounting Pronouncments

Recently Issued Accounting Pronouncements

The Company is not aware of any recently issued, but not yet effective, accounting pronouncements that would have a significant impact on the Company's consolidated financial position or results of operations.

Recently Issued Accounting Pronouncements

The Company is not aware of any recently issued, but not yet effective, accounting pronouncements that would have a significant impact on the Company's consolidated financial position or results of operations.